Document and Entity Information	Apr. 27, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 27, 2021
Entity Registrant Name	APARTMENT INCOME REIT CORP.
Entity Central Index Key	0001820877
Entity Emerging Growth Company	false
Entity File Number	1-39686
Entity Incorporation State Country Code	MD
Entity Tax Identification Number	84-1299717
Entity Address Address Line1	4582 SOUTH ULSTER STREET
Entity Address Address Line2	SUITE 1700
Entity Address City Or Town	DENVER
Entity Address State Or Province	CO
Entity Address Postal Zip Code	80237
City Area Code	303
Local Phone Number	757-8101
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Apartment Income REIT Corp.Class A Common Stock
Trading Symbol	AIRC
Security Exchange Name	NYSE
AIMCO PROPERTIES, L.P. [Member]
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 27, 2021
Entity Registrant Name	AIMCO PROPERTIES, L.P.
Entity Central Index Key	0000926660
Entity Emerging Growth Company	false
Entity File Number	0-24497
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	84-1275621
Entity Address Address Line1	4582 SOUTH ULSTER STREET
Entity Address Address Line2	SUITE 1700
Entity Address City Or Town	DENVER
Entity Address State Or Province	CO
Entity Address Postal Zip Code	80237
City Area Code	303
Local Phone Number	757-8101